American Century Growth Funds | LEGACY FOCUSED LARGE CAP FUND

American Century Growth Funds, Inc. Prospectus Supplement Focused Dynamic Growth Fund
Supplement dated August 1, 2018 ■ Prospectus dated December 1, 2017

The following replaces the Annual Fund Operating Expenses table on page 2 of the prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - American Century Growth Funds - LEGACY FOCUSED LARGE CAP FUND		INVESTOR CLASS	I CLASS	ADVISOR CLASS	R CLASS	R6 Class
Management Fees (as a percentage of Assets)	[1]	1.02%	0.82%	1.02%	1.02%	0.67%
Distribution and Service (12b-1) Fees		none	none	0.25%	0.50%	none
Other Expenses (as a percentage of Assets):		none	none	none	none	none
Expenses (as a percentage of Assets)		1.02%	0.82%	1.27%	1.52%	0.67%
[1]	The management fee has been restated to reflect the decrease in the management fee schedule effective August 1, 2018.

Expense Example - American Century Growth Funds - LEGACY FOCUSED LARGE CAP FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
INVESTOR CLASS	104	325	564	1,248
I CLASS	84	262	456	1,014
ADVISOR CLASS	130	403	698	1,533
R CLASS	155	481	830	1,811
R6 Class	69	215	374	835